Changes in Goodwill by Reportable Segment (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Goodwill [Line Items]
Goodwill		¥ 336,203	¥ 126,625	¥ 96,107
Accumulated impairment losses		(296)	(296)	(296)
Beginning Balance		335,907	126,329	95,811
Acquired		83,751	184,245	24,114
Impairment		(9,845)	0	0
Other (net)	[1]	(37,198)	25,333	6,404
Goodwill		382,756	336,203	126,625
Accumulated impairment losses		(10,141)	(296)	(296)
Ending Balance		372,615	335,907	126,329
Corporate Financial Services
Goodwill [Line Items]
Goodwill		1,304	754	754
Accumulated impairment losses		(257)	(257)	(257)
Beginning Balance		1,047	497	497
Acquired		53,741	550	0
Impairment		(550)	0	0
Other (net)	[1]	0	0	0
Goodwill		55,045	1,304	754
Accumulated impairment losses		(807)	(257)	(257)
Ending Balance		54,238	1,047	497
Maintenance Leasing
Goodwill [Line Items]
Goodwill		282	282	282
Accumulated impairment losses		0	0	0
Beginning Balance		282	282	282
Acquired		0	0	0
Impairment		0	0	0
Other (net)	[1]	0	0	0
Goodwill		282	282	282
Accumulated impairment losses		0	0	0
Ending Balance		282	282	282
Real Estate
Goodwill [Line Items]
Goodwill		19,300	19,329	19,063
Accumulated impairment losses		0	0	0
Beginning Balance		19,300	19,329	19,063
Acquired		0	0	199
Impairment		(8,708)	0	0
Other (net)	[1]	(97)	(29)	67
Goodwill		19,203	19,300	19,329
Accumulated impairment losses		(8,708)	0	0
Ending Balance		10,495	19,300	19,329
Investment and Operation
Goodwill [Line Items]
Goodwill		26,250	11,751	312
Accumulated impairment losses		(39)	(39)	(39)
Beginning Balance		26,211	11,712	273
Acquired		17,967	14,388	11,439
Impairment		0	0	0
Other (net)	[1]	(376)	111	0
Goodwill		43,841	26,250	11,751
Accumulated impairment losses		(39)	(39)	(39)
Ending Balance		43,802	26,211	11,712
Retail
Goodwill [Line Items]
Goodwill		15,424	15,424	4,452
Accumulated impairment losses		0	0	0
Beginning Balance		15,424	15,424	4,452
Acquired		0	0	10,972
Impairment		0	0	0
Other (net)	[1]	0	0	0
Goodwill		15,424	15,424	15,424
Accumulated impairment losses		0	0	0
Ending Balance		15,424	15,424	15,424
Overseas Business
Goodwill [Line Items]
Goodwill		273,643	79,085	71,244
Accumulated impairment losses		0	0	0
Beginning Balance		273,643	79,085	71,244
Acquired		12,043	169,307	1,504
Impairment		(587)	0	0
Other (net)	[1]	(36,725)	25,251	6,337
Goodwill		248,961	273,643	79,085
Accumulated impairment losses		(587)	0	0
Ending Balance		¥ 248,374	¥ 273,643	¥ 79,085

[1]	Other includes foreign currency translation adjustments, decreases due to sale of ownership interest in subsidiaries and certain other reclassifications. In the Overseas Business segment, there was a decrease of ¥39,694 million during fiscal 2015 due to the partial sale of shares of STX Energy, which as a result of the sale changed from a consolidated subsidiary to an equity method affiliate.